INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Operating Partnerships within the Fund (Details) - item	Mar. 31, 2022	Mar. 31, 2021
Number Of Operating Partnerships
Number Of Operating Partnerships	14	33
Series 20
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 21
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 22
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 23
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 24
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 25
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 26
Number Of Operating Partnerships
Number Of Operating Partnerships	0	1
Series 27
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 28
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 29
Number Of Operating Partnerships
Number Of Operating Partnerships	1	2
Series 30
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 31
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 32
Number Of Operating Partnerships
Number Of Operating Partnerships	0	1
Series 33
Number Of Operating Partnerships
Number Of Operating Partnerships	0	1
Series 34
Number Of Operating Partnerships
Number Of Operating Partnerships	1	1
Series 35
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 36
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 37
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 38
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 39
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 40
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 41
Number Of Operating Partnerships
Number Of Operating Partnerships	0	2
Series 42
Number Of Operating Partnerships
Number Of Operating Partnerships	0	2
Series 43
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series 44
Number Of Operating Partnerships
Number Of Operating Partnerships	1	2
Series 45
Number Of Operating Partnerships
Number Of Operating Partnerships	4	11
Series 46
Number Of Operating Partnerships
Number Of Operating Partnerships	7	10